Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2017	$ 37,135	$ 2,367,875	$ (100,362)		$ 2,304,648
Balance, shares at Jun. 30, 2017	371,350,000
Net income (loss)			(130,274)		(130,274)
IPO completed on March 9, 2018 at $1.00 per share	$ 293	2,925,207			2,925,500
IPO completed on March 9, 2018 at $1.00 per share, shares	2,925,500
Shares issued to Adam, Network 1 and Damon completed on April 16, 2018 at $0.0001 per share	$ 200				200
Shares issued to Adam, Network 1 and Damon completed on April 16, 2018 at $0.0001 per share, shares	2,000,000
Foreign currency translation adjustment				(1,293)	(1,293)
Balance at Jun. 30, 2018	$ 37,628	5,293,082	(230,636)	(1,293)	5,098,781
Balance, shares at Jun. 30, 2018	376,275,500
Balance at Dec. 31, 2018	$ 37,628	5,293,082	(373,082)	(1,294)	4,956,334
Balance, shares at Dec. 31, 2018	376,275,500
Balance at Jun. 30, 2018	$ 37,628	5,293,082	(230,636)	(1,293)	5,098,781
Balance, shares at Jun. 30, 2018	376,275,500
Net income (loss)			(142,446)		(142,446)
Foreign currency translation adjustment				(1)	(1)
Balance at Dec. 31, 2018	$ 37,628	5,293,082	(373,082)	(1,294)	4,956,334
Balance, shares at Dec. 31, 2018	376,275,500
Balance at Jun. 30, 2018	$ 37,628	5,293,082	(230,636)	(1,293)	5,098,781
Balance, shares at Jun. 30, 2018	376,275,500
Net income (loss)					(519,642)
Balance at Jun. 30, 2019	$ 37,628	5,293,082	(750,278)	(79)	4,580,353
Balance, shares at Jun. 30, 2019	376,275,500
Balance at Dec. 31, 2018	$ 37,628	5,293,082	(373,082)	(1,294)	4,956,334
Balance, shares at Dec. 31, 2018	376,275,500
Net income (loss)			71,215		71,215
Foreign currency translation adjustment				(3,197)	(3,197)
Balance at Mar. 31, 2019	$ 37,628	5,293,082	(301,867)	(4,491)	5,024,352
Balance, shares at Mar. 31, 2019	376,275,500
Balance at Dec. 31, 2018	$ 37,628	5,293,082	(373,082)	(1,294)	4,956,334
Balance, shares at Dec. 31, 2018	376,275,500
Net income (loss)			(377,196)		(377,196)
Foreign currency translation adjustment				1,215	1,215
Balance at Jun. 30, 2019	$ 37,628	5,293,082	(750,278)	(79)	4,580,353
Balance, shares at Jun. 30, 2019	376,275,500
Balance at Dec. 31, 2018	$ 37,628	5,293,082	(373,082)	(1,294)	4,956,334
Balance, shares at Dec. 31, 2018	376,275,500
Balance at Dec. 31, 2019	$ 37,628	5,293,082	(1,089,209)	9,785	4,251,286
Balance, shares at Dec. 31, 2019	376,275,500
Balance at Jun. 30, 2019	$ 37,628	5,293,082	(750,278)	(79)	4,580,353
Balance, shares at Jun. 30, 2019	376,275,500
Net income (loss)			(338,931)		(338,931)
Foreign currency translation adjustment				9,864	9,864
Balance at Dec. 31, 2019	$ 37,628	5,293,082	(1,089,209)	9,785	4,251,286
Balance, shares at Dec. 31, 2019	376,275,500
Net income (loss)			(231,750)		(231,750)
Foreign currency translation adjustment				7,770	7,770
Balance at Mar. 31, 2020	$ 37,628	$ 5,293,082	$ (1,320,959)	$ 17,555	$ 4,027,306
Balance, shares at Mar. 31, 2020	376,275,500